Segment information - Summary (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment information
Number of reportable segments | segment	4
Number of operating segments | segment	4
Net sales	€ 24,911	€ 22,202	€ 21,852
Operating (loss)/profit	2,318	2,158	885
Share of results of associated companies and joint ventures	(26)	9	22
Financial income and expenses	(108)	(241)	(164)
Profit before tax	2,184	1,926	743
Depreciation and amortization	(1,140)	(1,095)	(1,132)
Submarine Networks
Segment information
Net sales	1,150	929	697
Group Common and Other
Segment information
Net sales	276	240	250
Operating (loss)/profit	(318)	(125)	(251)
Share of results of associated companies and joint ventures			(5)
Depreciation and amortization	(28)	(30)	(25)
Operating segments
Segment information
Operating (loss)/profit	3,109	2,775	2,081
Operating segments | Network Infrastructure
Segment information
Net sales	9,044	7,673	6,735
Operating (loss)/profit	1,102	784	457
Share of results of associated companies and joint ventures		(1)	(1)
Depreciation and amortization	(229)	(208)	(200)
Operating segments | IP Networks
Segment information
Net sales	3,063	2,679	2,585
Operating segments | Optical Networks
Segment information
Net sales	1,891	1,708	1,695
Operating segments | Fixed Networks
Segment information
Net sales	2,943	2,358	1,759
Operating segments | Submarine Networks
Segment information
Net sales	1,150	929	697
Operating segments | Mobile Networks
Segment information
Net sales	10,658	9,711	10,394
Operating (loss)/profit	940	765	819
Share of results of associated companies and joint ventures	(11)	6	22
Depreciation and amortization	(347)	(338)	(347)
Operating segments | Cloud and Network Services
Segment information
Net sales	3,350	3,088	3,086
Operating (loss)/profit	177	166	(67)
Share of results of associated companies and joint ventures	6	6	5
Depreciation and amortization	(91)	(95)	(114)
Operating segments | Nokia Technologies
Segment information
Net sales	1,583	1,490	1,389
Operating (loss)/profit	1,208	1,185	1,123
Share of results of associated companies and joint ventures	(8)	(2)	1
Depreciation and amortization	(34)	(33)	(39)
Eliminations
Segment information
Net sales			(2)
Operating (loss)/profit	(791)	(617)	(1,196)
Share of results of associated companies and joint ventures	(13)
Depreciation and amortization	411	391	407
Eliminations | Network Infrastructure
Segment information
Net sales	3	1	1
Eliminations | Mobile Networks
Segment information
Net sales	13	6	4
Eliminations | Cloud and Network Services
Segment information
Net sales	1	1	1
Eliminations | Nokia Technologies
Segment information
Net sales	12	12	13
Eliminations | Group Common and Other
Segment information
Net sales	19	17	19
Eliminations | Other segments
Segment information
Net sales	€ (48)	€ (37)	€ (38)